SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares				Fair Value
	OPEN END FUNDS — 58.4%
	ALTERNATIVE - 21.0%
657,459	AQR Diversifying Strategies Fund, Class R6			$ 9,230,724
1,540,133	AQR Equity Market Neutral Fund, Class R6			19,359,478
419,776	AQR Long-Short Equity Fund, Class R6			8,974,813
				37,565,015
	FIXED INCOME - 37.4%
1,186,622	Axonic Strategic Income Fund, Class I			10,608,403
994,458	Holbrook Structured Income Fund, Class I			9,725,802
1,842,977	JPMorgan Preferred and Income Securities Fund			18,245,473
1,072,366	Medalist Partners MBS Total Return Fund, Institutional Class			9,351,032
1,868,477	Nationwide Strategic Income Fund, Class R6			19,002,408
				66,933,118

	TOTAL OPEN-END FUNDS (Cost $103,477,679)			104,498,133

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 2.4%
	U.S. TREASURY BILLS — 2.4%
4,302,000	United States Treasury Bill(a)	3.4800	02/19/26	4,281,608

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,280,216)			4,281,608

	TOTAL INVESTMENTS - 60.8% (Cost $107,757,895)			$ 108,779,741
	OTHER ASSETS IN EXCESS OF LIABILITIES- 39.2%			70,231,351
	NET ASSETS - 100.0%			$ 179,011,092

(a)	Zero coupon bond; rate disclosed is the effective yield as of December 31, 2025.

SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2025

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
1,523,224	American Beacon Developing World Income Fund, Class R5*	$ 11,530,806	USD SOFR plus 165 bp	11/27/2028	BRC	$ -
1,208,499	American Beacon Developing World Income Fund, Class R5*	9,148,340	USD SOFR plus 165 bp	12/18/2028	BRC	-
970,745	American Beacon Developing World Income Fund, Class R5*	7,348,537	USD SOFR plus 165 bp	10/27/2028	BRC	-
527,704	American Beacon Developing World Income Fund, Class R5	3,994,723	USD SOFR plus 165 bp	1/20/2027	NGFP	19,174
659,631	American Beacon Developing World Income Fund, Class R5*	4,993,404	USD SOFR plus 165 bp	8/14/2028	BRC	-
1,870,576	American Funds American High-Income Trust ® Class F-3*	18,556,117	USD SOFR plus 165 bp	11/13/2028	BRC	-
2,000,000	BlackRock Strategic Income Opportunities Portfolio, Class K*	19,560,000	USD FED plus 165 bp	6/30/2026	CIBC	-
1,881,899	Diamond Hill Short Duration Securitized Bond Fund, Class Y*	18,818,987	USD SOFR plus 165 bp	1/7/2026	BRC	-
1,587,164	Eaton Vance Global Macro Absolute Return Advantage Fund, Class R6	18,553,946	USD SOFR plus 165 bp	9/23/2026	NGFP	439,698
764,706	Eaton Vance Global Macro Absolute Return Advantage Fund, Class R6*	8,916,471	USD SOFR plus 165 bp	12/18/2028	BRC	-
584,890	Eaton Vance Global Macro Absolute Return Advantage Fund, Class R6*	6,819,821	USD SOFR plus 165 bp	10/27/2028	BRC	-
1,969,072	Holbrook Income Fund, Class I*	19,218,144	USD FED plus 165 bp	9/23/2026	CIBC	-
1,986,828	Intrepid Income Fund, Institutional Class	17,901,317	USD SOFR plus 165 bp	11/25/2026	NGFP	(258,515)
224,200	iShares iBoxx High Yield Corporate Bond ETF	18,077,246	USD FROB plus 55 bp	4/27/2026	NGFP	24,765
83,800	iShares National Muni Bond ETF	8,975,818	USD FROB plus 55 bp	4/27/2026	NGFP	4,861
551,809	Nuveen Floating Rate Income Fund, Class R6	9,005,518	USD SOFR plus 165 bp	1/20/2027	NGFP	5,244
595,313	Nuveen Floating Rate Income Fund, Class R6	9,715,516	USD SOFR plus 165 bp	7/28/2026	NGFP	91,596
1,993,569	PIMCO Preferred and Capital Securities Fund, Institutional Class	19,397,428	USD SOFR plus 165 bp	7/21/2026	NGFP	(248,638)
1,705,069	PIMCO Income Fund, Institutional Class*	18,738,710	USD FED plus 165 bp	12/31/2026	CIBC	-
827,273	PIMCO Income Fund, Institutional Class*	9,091,727	USD FED plus 165 bp	8/31/2026	CIBC	-
1,876,289	Regan Total Return Income Fund, Institutional Class	17,918,557	USD SOFR plus 165 bp	11/16/2026	NGFP	(505,850)
1,711,880	Thompson Bond Fund*	18,282,881	USD SOFR plus 165 bp	8/22/2028	BRC	-
179,100	Vangaurd Tax-Exempt Bond ETF	9,006,939	USD FROB plus 155 bp	4/27/2026	NGFP	(1,860)
819,672	Victory Pioneer Cat Bond Fund, Class R6	9,016,393	USD SOFR plus 165 bp	11/25/2026	NGFP	8,383
765,993	Victory Pioneer Cat Bond Fund, Class R6	8,425,926	USD SOFR plus 165 bp	9/30/2026	NGFP	(765,877)

					Total:	$ (1,187,019)
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	FROB - Federal Reserve Overnight Bank Funding Rate
	NGFP - Nomura Global Financial Products, Inc.
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at December 31, 2025.

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 54.1%
	EQUITY - 54.1%
12,900	Invesco S&P 500 Equal Weight ETF			$ 2,471,124
14,100	Invesco S&P 500 Equal Weight Technology ETF			641,691
9,200	Invesco S&P 500 High Beta ETF			1,076,124
8,600	Invesco S&P 500 Momentum ETF			1,026,152
1,100	Vanguard S&P 500 ETF			689,843
				5,904,934

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,798,072)			5,904,934

	OPEN END FUNDS — 18.1%
	ALTERNATIVE - 18.1%
51,052	Ambassador Fund			512,056
36,061	AQR LSE Fusion Fund, Class I			433,815
16,474	Diamond Hill Long-Short Fund Class I			524,029
46,420	Victory Pioneer CAT Bond Fund			510,618
				1,980,518

	TOTAL OPEN-END FUNDS (Cost $1,996,849)			1,980,518

		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 9.5%
	U.S. TREASURY BILLS — 9.5%
48,000	United States Treasury Bill(a)	3.4000	02/05/26	47,840
998,000	United States Treasury Bill(a)	3.5000	03/12/26	991,260
				1,039,100
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,038,878)			1,039,100

	SHORT-TERM INVESTMENTS — 4.4%
	MONEY MARKET FUNDS - 4.4%
242,201	Fidelity Government Portfolio, Class I, 3.64%(b)			242,201
242,200	First American Government Obligations Fund, Class Z, 3.60%(b)			242,200

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2025

	TOTAL SHORT-TERM INVESTMENTS (Cost $484,401)			$ 484,401

	TOTAL INVESTMENTS - 86.1% (Cost $9,318,200)			$ 9,408,953
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.9%			1,520,344
	NET ASSETS - 100.0%			$ 10,929,297

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
3	CME E-Mini Standard & Poor's 500 Index Futures	03/23/2026	$ 1,033,875	$ 615
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Zero coupon bond; rate disclosed is the effective yield as of December 31, 2025.
(b)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2025

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
259,242	AQR Equity Market Neutral Fund, Class R6	$ 3,258,666	USD-SOFR plus 165 bp	8/4/2026	NGFP	$ 96,646
131,762	AQR Long-Short Equity Fund, Class R6	2,817,076	USD-SOFR plus 165 bp	8/24/2026	NGFP	136,438

					Total:	$ 233,084
NGFP - Nomura Global Financial Products, Inc.
SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 45.4%
	ALTERNATIVE - 36.5%
61,547	Ambassador Fund	$ 617,321
49,016	AQR Equity Market Neutral Fund, Class R6	616,128
30,803	AQR Long-Short Equity Fund, Class R6	658,577
53,591	AQR MS Fusion Fund, Class R6	614,693
		2,506,719
	FIXED INCOME - 8.9%
56,223	Miller Market Neutral Income Fund, Class I	615,219

	TOTAL OPEN-END FUNDS (Cost $3,071,585)	3,121,938

	SHORT-TERM INVESTMENTS — 24.2%
	MONEY MARKET FUNDS - 24.2%
830,852	Fidelity Government Portfolio Class I, 3.64%(a)	830,852
830,853	First American Government Obligations Fund Class Z, 3.60%(a)	830,853
	TOTAL MONEY MARKET FUNDS (Cost $1,661,705)	1,661,705

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,661,705)	1,661,705

	TOTAL INVESTMENTS - 69.6% (Cost $4,733,290)	$ 4,783,643
	OTHER ASSETS IN EXCESS OF LIABILITIES- 30.4%	2,091,315
	NET ASSETS - 100.0%	$ 6,874,958

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2025

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Depreciation
Long Position:
161,549	American Beacon Developing World Income Fund, R5 Class*	$ 1,222,924	USD SOFR plus 165 bp	11/13/2028	BRC	$ -
95,436	BlackRock High Yield Portfolio Fund, Class K*	690,000	USD SOFR plus 165 bp	1/2/2029	BRC	-
51,127	Eaton Vance Global Macro Absolute Return Advantage Fund, Class R6*	596,135	USD SOFR plus 165 bp	10/27/2028	BRC	-
40,336	Eaton Vance Global Macro Absolute Return Advantage Fund, Class R6*	470,319	USD SOFR plus 165 bp	12/4/2028	BRC	-
24,430	Eaton Vance Global Macro Absolute Return Advantage Fund, Class R6*	284,853	USD SOFR plus 165 bp	8/28/2028	BRC	-
32,700	First Trust Preferred Securities and Income ETF	595,794	USD FROB plus 55 bp	4/27/2026	NGFP	(7,706)
71,600	Invesco Senior Loan ETF	1,503,600	USD FROB plus 55 bp	4/27/2026	NGFP	(4,363)
16,800	iShares Flexible Income Active ETF	886,536	USD FROB plus 55 bp	4/27/2026	NGFP	(16,443)
37,600	iShares iBoxx High Yield Corporation Bond ETF	3,031,688	USD FROB plus 55 bp	4/27/2026	NGFP	(9,830)
6,300	iShares J.P. Morgan USD Emerging Markets Bond ETF	606,564	USD FROB plus 55 bp	4/27/2026	NGFP	(2,357)
18,000	JPMorgan Municipal ETF	909,000	USD FROB plus 155 bp	4/27/2026	NGFP	(646)
48,252	Nuveen High Yield Municipal Bond Fund, Class R6*	690,000	USD SOFR plus 165 bp	1/2/2029	BRC	-
42,305	Nuveen Preferred Securities & Income Fund, Class R6*	690,423	USD SOFR plus 165 bp	1/2/2029	BRC	-
54,545	PIMCO Income Fund, Institutional Class*	599,455	USD FED plus 165 bp	12/31/2026	CIBC	-
82,320	Thompson Bond Fund*	879,177	USD SOFR plus 165 bp	8/22/2028	BRC	-

						$ (41,345)
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	FROB - Federal Reserve Overnight Bank Funding Rate
	NGFP - Nomura Global Financial Products, Inc.
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at December 31, 2025.